Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
Note 12 – Employee Benefit Plan
The Company sponsors a defined contribution 401(k) and profit sharing plan that all regular employees are eligible to participate in after one month of service. The Plan is administered by a third-party administrator. Contributions to the plans were $1.4 million, $0.8 million and $0.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.